ACCOUNTS RECEIVABLE, NET	12 Months Ended
Dec. 31, 2023
ACCOUNTS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, NET

4.ACCOUNTS RECEIVABLE, NET

Accounts receivable and the related allowance are summarized as follows:

	As of December 31,
	2022	2023
	RMB	RMB	US$
Accounts receivable	266,836,951	64,851,728	9,134,174
Less: allowance for accounts receivable	—	(60,019)	(8,453)
Accounts receivable, net	266,836,951	64,791,709	9,125,721

No amounts have been written off during the years ended December 31, 2022 and 2023, respectively.

4.ACCOUNTS RECEIVABLE, NET - CONTINUED

The movements in the allowance for accounts receivables were as follows:

	As of December 31,
	2023
	RMB	US$
Balance as of January 1	—	—
Adjustment due to the adoption of ASC 326	148,344	20,894
Reversal	(88,325)	(12,441)
Balance as of December 31	60,019	8,453